PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, Cost	$ 42,073	$ 40,323
Accumulated depreciation	38,108	35,929
Depreciated cost	3,965	4,394
Computers and peripheral equipment
Property, plant and equipment, Cost	25,840	24,561
Accumulated depreciation	23,984	22,644
Office furniture and equipment
Property, plant and equipment, Cost	12,858	12,578
Accumulated depreciation	11,291	10,689
Leasehold improvements
Property, plant and equipment, Cost	3,375	3,184
Accumulated depreciation	$ 2,833	$ 2,596